Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenues from Contracts with Customers
Schedule of revenues from contracts with customers

	For the year ended December 31,
	2019	2020	2021
Revenues from long-term fleet	508,778	462,887	497,200
Revenues from spot fleet	113,822	210,390	311,314
Revenues from The Cool Pool Limited (GasLog vessels)	45,253	—	—
Revenues from vessel management services	784	812	1,063
Total	668,637	674,089	809,577